Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consist of the following at December 31:

	2015	2014
Land and improvements	$1,420	$1,420
Buildings and leasehold improvements – 5 to 40	6,190	5,536
Machinery and equipment – 3 to 10	21,502	19,058
	29,112	26,014
Less accumulated depreciation	(15,891)	(13,991)
	$13,221	$12,023